Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Proved Oil and Gas Reserve Estimates - Additional Information (Detail)
MMBoe in Millions, MMBbls in Millions, Bcfe in Billions
	Dec. 31, 2020 Bcfe MMBoe MMBbls	Dec. 31, 2019 Bcfe MMBoe MMBbls	Dec. 31, 2018 Bcfe MMBoe MMBbls	Dec. 31, 2017 Bcfe MMBoe MMBbls
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	18,202	20,312	20,778
Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBoe	17,946	19,959	20,385	20,296
Crude oil and condensate [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	5,402	7,540	7,962
Crude oil and condensate [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	5,206	7,253	7,641	7,481
Crude oil and condensate [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	4,375	6,500	6,830
Crude oil and condensate [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | MMBbls	831	753	811
Natural gas [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	76,800	76,630	76,896
Natural gas [member] | Consolidated entities [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	76,437	76,236	76,467	76,888
Natural gas [member] | Consolidated entities [member] | Mainland China [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	74,794	74,533	74,480
Natural gas [member] | Consolidated entities [member] | Other countries [member]
Schedule of Proved Oil and Gas Reserve Estimates [line items]
Proved developed and undeveloped reserves | Bcfe	1,643	1,703	1,987